Supplement to the John Hancock Equity Funds Prospectus
                               dated March 1, 2005

For each of the funds referenced below, the "Portfolio Managers" section has been deleted and replaced with the following:

John Hancock Growth Trends Fund, page 13

Financial Services

James K. Schmidt, CFA
  Managed fund since it began in 2000
  Primarily responsible for fund management
Thomas M. Finucane
  Joined fund team in 2004
  Day-to-day purchase and sales decisions; analysis of insurance, brokerage and asset management issuers
Lisa A. Welch
  Joined fund team in 2000
  Analysis of bank issuers

Healthcare

Robert C. Junkin, CPA
  Joined fund team in 2005
  Healthcare portfolio manager

Technology

Anurag Pandit, CFA
Joined fund team in 2003
Technology portfolio manager

On page 44, the Management Biography for Linda I. Miller has been deleted.

April 1, 2005

             Supplement to the John Hancock Sector Funds Prospectus
                               dated March 1, 2005


John Hancock Health Sciences Fund

On page 7, the "Portfolio Manager" section has been deleted and replaced with the following:

Portfolio Manager
  Robert C. Junkin, CPA
  Joined fund team in 2005

On page 25, the Management Biography for Linda I. Miller has been deleted and the following Management Biography has been added:

Robert C. Junkin, CPA
Vice president
Joined John Hancock Advisers in 2003
Vice president, Pioneer Investments, Inc. (1997-2002)
Began business career in 1988

April 1, 2005